STOCKHOLDERS' EQUITY (Schedule of Stock Options Activity) (Details) (USD $)	1 Months Ended							3 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended		12 Months Ended		0 Months Ended								1 Months Ended		9 Months Ended			1 Months Ended
	Mar. 31, 2013	Feb. 28, 2013	Dec. 31, 2012	Jan. 31, 2012	Dec. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011	Jan. 31, 2011	Sep. 30, 2010	Dec. 06, 2012 Options Issued to Directors [Member]	Sep. 21, 2012 Options Issued to Directors [Member]	Sep. 28, 2011 Options Issued to Directors [Member]	Jun. 30, 2012 Options Issued to Directors [Member]	Jun. 30, 2011 Options Issued to Directors [Member]	Nov. 14, 2012 Chief Executive Officer And President And Chief Technology Officer [Member]	Dec. 06, 2012 Chief Executive Officer And President And Chief Technology Officer [Member] 3,000,000 in Revenue in any 12-Month Period [Member]	Dec. 06, 2012 Chief Executive Officer And President And Chief Technology Officer [Member] 5,000,000 in Revenue in any 12-Month Period [Member]	Dec. 06, 2012 Chief Executive Officer And President And Chief Technology Officer [Member] 6,000,000 in Revenue in any 12-Month Period [Member]	Feb. 08, 2013 Former President [Member]	Feb. 08, 2013 Former President [Member] Minimum [Member]	Feb. 08, 2013 Former President [Member] Maximum [Member]	Feb. 08, 2013 Former President [Member] Stock Appreciation Rights [Member]	Dec. 31, 2012 Stock Option [Member]	Sep. 30, 2012 Stock Option [Member]	Mar. 31, 2013 Stock Option [Member]	Mar. 31, 2013 Restricted Stock Units [Member]	Dec. 31, 2012 Restricted Stock Units [Member]	Aug. 31, 2011 Chief Financial Officer [Member]	Mar. 31, 2013 Three Non-Employee Directors [Member]	Sep. 20, 2011 Original Three Executive Officers [Member]	Sep. 21, 2012 Chief Executive Officer And Chief Technology Officer Father [Member]	Sep. 21, 2012 Non Executive Employee [Member]	Sep. 21, 2012 Investors Relations [Member]	Mar. 31, 2013 Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensaion expense not yet recognized																										$ 1,571,802				$ 270,000
Unrecognized compensation cost, recognition period			3 years																										3 years
Share-based compensation																												1,234,945
Common stock shares granted								1,395,000					5,000	350,000	142,500	230,000	240,000					112,500				320,000					150,000		175,000	70,000	265,000	50,000	150,000
Option maturity period													10 years	5 years			10 years	10 years													10 years	10 years	10 years	3 years	5 years	5 years	10 years
Common stock vesting term													3 years				1 year					10 years										3 years			3 years		3 years
Immediately vested shares																			200,000	200,000	200,000										50,000			35,000
Percentage expensed immediately																																			25.00%
Exercised				85,000	5,000	30,000	100,000	45,000																			100,000
Fair value of options issued									33,335	122,000																	50,000
Options cancelled																						1,325,000			800,000
Exercise Price	1.60					1.25	1.25	1.60			1.25	1.25
Common stock issued for cashless exercise, shares	9,171							9,171
Common stock issued for cashless exercise	$ 45,000
Granted, exercise price								$ 1.25														$ 0.39	$ 0.667	$ 1.22								$ 0.99					$ 1.33
Market price per share	$ 1.57	$ 0.37						$ 1.57																	$ 0.45